Balances and transactions with related parties: Receivable/Payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related parties:
Payables to related parties	$ 169,696	$ 127,901
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Related parties:
Payables to related parties	$ 169,696	127,446
Key Management
Related parties:
Payables to related parties		$ 455